Notes to the consolidated cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Non-cash financing activities
Shares issued under the dividend reinvestment plan		$ 2	$ 190
Shares issued under the dividend reinvestment plan, percentage movement from prior period	(100.00%)
Shares issued under the dividend reinvestment plan, percentage movement from same period in prior year	(100.00%)
Increase in lease liabilities	$ 168	77	158
Increase in lease liabilities, percentage movement from prior period	118.00%
Increase in lease liabilities, percentage movement from same period in prior year	6.00%
Restricted cash
Restricted cash included in cash and balances with central banks	$ 295	$ 299	$ 328
AAML
Businesses disposed
Proportion of ownership interest in business sold			100.00%